Expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Table]
Total on- and off-balance sheet	$ 498,921	$ 507,990
ECL coverage	0.21%	0.22%
Increase decrease in ECL coverage	(0.01%)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 729,807	$ 746,638
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	727,568	737,794
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	387,220	397,761
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	156,930	152,479
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	46,470	43,945
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,226	13,990
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	13,903	14,004
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,287	149,283
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,834	1,716
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,272	3,813
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	53,264	26,209
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 2,611	$ 2,453
Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.10%	0.10%
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total on- and off-balance sheet	$ 474,045	$ 483,420
ECL coverage	0.05%	0.06%
Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 712,078	$ 728,923
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	709,839	720,079
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	370,095	380,564
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147,651	143,505
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,112	40,463
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	10,733	12,643
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,211	12,076
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,196	149,255
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,420	1,345
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,261	3,799
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	52,704	25,718
Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,357	2,184
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total on- and off-balance sheet	$ 22,418	$ 21,888
ECL coverage	1.12%	0.99%
Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 16,044	$ 15,948
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	16,044	15,948
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,587	15,620
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,579	8,262
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,349	3,472
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,189	1,037
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,342	1,492
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	382	342
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	7
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	413	302
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	128	106
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
Total on- and off-balance sheet	$ 2,458	$ 2,681
ECL coverage	22.42%	24.23%
Increase decrease in ECL coverage	(2.00%)
Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,685	$ 1,767
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,685	1,767
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,538	1,577
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	699	711
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	9
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	303	310
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	351	436
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	91	27
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	31	29
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	11	7
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147	189
Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	126	163
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	730,696	747,606
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	728,457	738,762
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	388,003	398,611
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	157,091	152,610
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	46,511	44,004
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,356	14,161
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,154	14,263
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,313	149,316
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,869	1,752
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,367	3,927
Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	20,342	18,578
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	53,350	26,318
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,670	2,539
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	390,672	401,150
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	203,602	196,615
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	26,510	28,424
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	160,561	176,111
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	370,224	380,690
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147,678	143,533
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,129	40,483
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	10,757	12,665
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,237	12,095
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,205	149,261
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,427	1,355
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,266	3,805
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	19,525	17,493
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	52,721	25,745
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,364	2,203
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	372,588	382,893
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	190,807	184,016
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	22,994	24,760
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	158,787	174,117
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,767	15,773
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,686	8,333
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,372	3,512
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,204	1,053
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,364	1,507
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	393	351
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	7
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	748	1,010
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	419	309
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	130	109
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,896	15,882
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,059	11,845
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,567	2,560
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,270	1,477
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,012	2,148
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	727	744
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	10
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	395	443
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	553	661
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	108	55
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	50	46
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	101	115
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	68	75
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	210	264
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	176	226
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,188	2,374
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	736	754
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	949	1,104
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	503	517
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(889)	(969)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(889)	(969)
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(783)	(850)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (161)	$ (132)
ECL coverage	0.10%	0.09%
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (41)	$ (60)
ECL coverage	0.09%	0.14%
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (130)	$ (170)
ECL coverage	1.05%	1.20%
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (251)	$ (259)
ECL coverage	1.77%	1.82%
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (26)	$ (33)
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (36)	$ (36)
ECL coverage	1.90%	2.04%
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (96)	$ (114)
ECL coverage	2.85%	2.90%
Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.21%	0.25%
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (86)	$ (109)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (59)	$ (86)
ECL coverage	2.21%	3.38%
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.22%	0.23%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.10%	0.10%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.44%	1.51%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.16%	0.18%
Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.09%	0.06%
Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.09%	0.14%
Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.32%	0.28%
Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.36%	0.25%
Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.01%	0.00%
Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.91%	1.09%
Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.18%	0.15%
Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.08%	0.10%
Allowance for expected credit loss | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.33%	0.99%
Allowance for expected credit loss | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.08%	0.08%
Allowance for expected credit loss | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.09%	0.08%
Allowance for expected credit loss | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.34%	0.26%
Allowance for expected credit loss | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (154)	$ (161)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(154)	(161)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(129)	(126)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (27)	$ (28)
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (17)	$ (19)
ECL coverage	0.04%	0.05%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (24)	$ (22)
ECL coverage	0.22%	0.18%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (26)	$ (19)
ECL coverage	0.22%	0.16%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (9)	$ (6)
ECL coverage	0.01%	0.00%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (7)	$ (10)
ECL coverage	0.46%	0.72%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (6)	$ (6)
ECL coverage	0.18%	0.15%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.07%	0.09%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (17)	$ (27)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (7)	$ (19)
ECL coverage	0.28%	0.88%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.02%	0.03%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.22%	0.17%
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.03%	0.03%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (199)	$ (160)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(199)	(160)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(180)	(152)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (107)	$ (71)
ECL coverage	1.23%	0.85%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (23)	$ (40)
ECL coverage	0.70%	1.14%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (14)	$ (16)
ECL coverage	1.20%	1.48%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (22)	$ (15)
ECL coverage	1.61%	1.03%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (10)	$ (9)
ECL coverage	2.56%	2.55%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.03%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.38%	0.15%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (6)	$ (7)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (2)	$ (3)
ECL coverage	1.24%	3.03%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.14%	0.98%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.08%	0.94%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.42%	1.21%
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.14%	0.93%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (537)	$ (647)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(537)	(647)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(474)	(572)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (28)	$ (33)
ECL coverage	3.81%	4.46%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0
ECL coverage	2.32%	2.31%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (92)	$ (133)
ECL coverage	23.25%	29.97%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (203)	$ (225)
ECL coverage	36.64%	34.02%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (17)	$ (28)
ECL coverage	15.80%	50.26%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (19)	$ (17)
ECL coverage	37.79%	37.35%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (90)	$ (108)
ECL coverage	89.01%	93.88%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	37.69%	37.30%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (63)	$ (76)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (51)	$ (63)
ECL coverage	28.70%	27.91%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	23.98%	26.73%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	3.79%	4.43%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	31.06%	32.40%
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	40.16%	47.18%
UBS AG
Disclosure Of Credit Risk Exposure [Table]
Total on- and off-balance sheet	$ 504,016	$ 510,516
ECL coverage	0.21%	0.22%
Increase decrease in ECL coverage	(0.01%)
UBS AG | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 732,618	$ 747,477
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	730,379	738,632
UBS AG | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	390,027	398,693
UBS AG | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	156,930	152,479
UBS AG | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	46,470	43,945
UBS AG | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,226	13,990
UBS AG | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	13,903	14,004
UBS AG | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,287	149,283
UBS AG | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,834	1,716
UBS AG | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,272	3,813
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	53,389	26,236
UBS AG | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 2,611	$ 2,453
UBS AG | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.10%	0.09%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total on- and off-balance sheet	$ 479,140	$ 485,946
ECL coverage	0.05%	0.05%
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 714,889	$ 729,762
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	712,651	720,917
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	372,903	381,496
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147,651	143,505
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,112	40,463
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	10,733	12,643
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,211	12,076
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,196	149,255
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,420	1,345
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,261	3,799
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	52,829	25,746
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,357	2,184
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total on- and off-balance sheet	$ 22,418	$ 21,888
ECL coverage	1.12%	0.99%
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 16,044	$ 15,948
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	16,044	15,948
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,587	15,620
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,579	8,262
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,349	3,472
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,189	1,037
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,342	1,492
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	382	342
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	7
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	413	302
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	128	106
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
Total on- and off-balance sheet	$ 2,458	$ 2,681
ECL coverage	22.42%	24.23%
Increase decrease in ECL coverage	(2.00%)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 1,685	$ 1,767
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,685	1,767
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,538	1,577
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	699	711
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	9
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	303	310
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	351	436
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	91	27
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	31	29
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	11	7
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147	189
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	126	163
UBS AG | Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	733,508	748,445
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	731,269	739,601
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	390,810	399,543
UBS AG | Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	157,091	152,610
UBS AG | Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	46,511	44,004
UBS AG | Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,356	14,161
UBS AG | Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	14,154	14,263
UBS AG | Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,313	149,316
UBS AG | Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,869	1,752
UBS AG | Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,367	3,927
UBS AG | Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	23,149	19,510
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	53,475	26,346
UBS AG | Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,670	2,539
UBS AG | Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	393,480	402,081
UBS AG | Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	203,602	196,615
UBS AG | Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	26,510	28,424
UBS AG | Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	163,368	177,043
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	373,032	381,622
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	147,678	143,533
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	43,129	40,483
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	10,757	12,665
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,237	12,095
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	132,205	149,261
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,427	1,355
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,266	3,805
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	22,333	18,425
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	52,846	25,772
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,364	2,203
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	375,396	383,825
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	190,807	184,016
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	22,994	24,760
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	161,595	175,049
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,767	15,773
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,686	8,333
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3,372	3,512
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,204	1,053
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,364	1,507
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	393	351
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	0	7
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	748	1,010
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	419	309
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	130	109
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	15,896	15,882
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	12,059	11,845
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,567	2,560
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,270	1,477
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,012	2,148
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	727	744
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	9	10
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	395	443
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	553	661
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	108	55
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	50	46
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	101	115
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	68	75
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	210	264
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	176	226
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,188	2,374
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	736	754
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	949	1,104
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
Financial assets	503	517
UBS AG | Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(890)	(969)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(890)	(969)
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(783)	(850)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (161)	$ (132)
ECL coverage	0.10%	0.09%
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (41)	$ (60)
ECL coverage	0.09%	0.14%
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (130)	$ (170)
ECL coverage	1.05%	1.20%
UBS AG | Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (251)	$ (259)
ECL coverage	1.77%	1.82%
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (26)	$ (33)
ECL coverage	0.02%	0.02%
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (36)	$ (36)
ECL coverage	1.90%	2.04%
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (96)	$ (114)
ECL coverage	2.85%	2.90%
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.18%	0.23%
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (86)	$ (109)
UBS AG | Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (59)	$ (86)
ECL coverage	2.21%	3.38%
UBS AG | Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.21%	0.23%
UBS AG | Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.10%	0.10%
UBS AG | Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.44%	1.51%
UBS AG | Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.16%	0.18%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.09%	0.06%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.09%	0.14%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.32%	0.28%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.36%	0.25%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.01%	0.00%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.91%	1.09%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.18%	0.15%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.07%	0.09%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.33%	0.99%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.08%	0.08%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.09%	0.08%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.34%	0.26%
UBS AG | Allowance for expected credit loss | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.03%	0.04%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (154)	$ (161)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(154)	(161)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(129)	(126)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (27)	$ (28)
ECL coverage	0.02%	0.02%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (17)	$ (19)
ECL coverage	0.04%	0.05%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (24)	$ (22)
ECL coverage	0.22%	0.18%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (26)	$ (19)
ECL coverage	0.22%	0.16%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (9)	$ (6)
ECL coverage	0.01%	0.00%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (7)	$ (10)
ECL coverage	0.46%	0.72%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (6)	$ (6)
ECL coverage	0.18%	0.15%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.06%	0.09%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (17)	$ (27)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (7)	$ (19)
ECL coverage	0.28%	0.88%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.04%	0.04%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.02%	0.03%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.22%	0.17%
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.03%	0.03%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (199)	$ (160)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(199)	(160)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(180)	(152)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (107)	$ (71)
ECL coverage	1.23%	0.85%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (23)	$ (40)
ECL coverage	0.70%	1.14%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (14)	$ (16)
ECL coverage	1.20%	1.48%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (22)	$ (15)
ECL coverage	1.61%	1.03%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.00%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (10)	$ (9)
ECL coverage	2.56%	2.55%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.03%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	0.38%	0.15%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (6)	$ (7)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (2)	$ (3)
ECL coverage	1.24%	3.03%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.14%	0.98%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.08%	0.94%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.42%	1.21%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	1.14%	0.93%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (537)	$ (647)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(537)	(647)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
Financial assets	(474)	(572)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (28)	$ (33)
ECL coverage	3.81%	4.46%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ 0	$ 0
ECL coverage	2.32%	2.31%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (92)	$ (133)
ECL coverage	23.25%	29.97%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (203)	$ (225)
ECL coverage	36.64%	34.02%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (17)	$ (28)
ECL coverage	15.80%	50.26%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (19)	$ (17)
ECL coverage	37.79%	37.35%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (90)	$ (108)
ECL coverage	89.01%	93.88%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	37.69%	37.30%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (63)	$ (76)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Financial assets	$ (51)	$ (63)
ECL coverage	28.70%	27.91%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	23.98%	26.73%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	3.79%	4.43%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	31.06%	32.40%
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Table]
ECL coverage	40.16%	47.18%